Provision for Employee Benefits - Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan A [Member]
Schedule of Movement in the Present Value of Defined Benefit Obligation [Line Items]
Defined benefit obligations at beginning balance	$ 5,527,788	$ 4,910,067
Benefits paid during the year	(661,346)	(443,213)
Current service costs	613,356	519,077
Interest	102,313	114,422
Past service cost and gain (loss) on settlement	36,119	79,935
Actuarial gain (loss)	361,992	352,577
Exchange differences	511,691	(5,077)
Defined benefit obligations at ending balance	6,491,913	5,527,788
Plan B [Member]
Schedule of Movement in the Present Value of Defined Benefit Obligation [Line Items]
Defined benefit obligations at beginning balance	20,938	25,915
Benefits paid during the year		(10,163)
Current service costs	695	5,079
Interest	24	399
Past service cost and gain (loss) on settlement		9,729
Actuarial gain (loss)	(20,967)	(9,805)
Exchange differences	1,074	(216)
Defined benefit obligations at ending balance	$ 1,764	$ 20,938